Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of number of share options and their related weighted average exercise prices
	Year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	6,200,000	0.15	6,200,000	0.15	7,355,833	0.16
Granted	20,000,000	0.03	-	-	-	-
Exercised	-	-	-	-	-	-
Expired	-	-	-	-	(1,155,833)	0.16
Forfeited	(10,000,000)	0.03	-	-	-	-

Outstanding at end of year	16,200,000	0.07	6,200,000	0.15	6,200,000	0.15

Exercisable at end of year	7,699,997	0.13	5,949,998	0.16	5,529,166	0.16

Schedule of exercise price and the remaining contractual life (in years)
December 31,
2020			2019
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

12,150,000	0 - 0.14	8.65	2,150,000	0 - 0.14	6.24
4,050,000	0.15 -1.6	4.12	4,050,000	0.15 -1.6	5.12

16,200,000			6,200,000
December 31, 2018
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

2,150,000	0 - 0.14	7.24
4,050,000	0.15 -1.6	6.12

6,200,000

Schedule of outstanding options
Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD in thousands	Vesting schedule
900,000	Chief Executive Officer	October 15, 2013	0.9	143	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Chief Executive Officer	October 15, 2013	0.6	97	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Four Directors	December 30, 2014	0.4325	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
150,000	Consultant	December 30, 2014	0.4915	12	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
300,000	Two Directors	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
100,000	Chief Executive Officer	March 25, 2015	0.4	7	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
50,000	Medical Director	March 4, 2016	0.6	2	12 equal portions each quarter over a period of 3 years from the grant date
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Chief Executive Officer	March 31, 2016	0.6	42	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
1,000,000	Chief Executive Officer	August 3, 2017	0.11	28	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
10,000,000	Chief Executive Officer (new)	July 7, 2020	0.09	103	12 equal portions each quarter over a period of 3 years from the grant date
16,200,000
(*)	Date of the Company’s Board of Directors’ decision (or shareholders, if required).
(*)	As of December 31, 2020, the unrecognized compensation cost related to all unvested options of approximately $52 thousands is expected to be recognized as an expense over a weighted-average recognition period of approximately 2.5 years.

Schedule of detailed information about the fair value for options granted
2020

Dividend yield	0%
Expected volatility	74.2%
Risk-free interest	0.67%
Expected life (years)	10